Loans and Allowance for Credit Losses (Impaired Loans by Class) (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2017		Mar. 31, 2017	Sep. 30, 2016	[4]	Mar. 31, 2016
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses	[1]	¥ 1,240,400		¥ 1,461,030
Recorded loan balance, Not requiring an allowance for credit losses	[1],[2]	275,910		254,820
Recorded loan balance, Total	[1],[3]	1,516,310		1,715,850
Unpaid principal balance	[1]	1,641,670		1,847,578
Related allowance for credit losses	[1]	642,277		882,208
Accrual TDRs included in impaired loans		711,238	[4]	819,819	¥ 825,884		¥ 613,844
Impaired loans held for sales		21,585		9,879
Commercial [Member]
Financing Receivable, Impaired [Line Items]
Accrual TDRs included in impaired loans		574,719		688,746
Commercial [Member] | Loans Acquired with Deteriorated Credit Quality [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		9,703		8,013
Recorded loan balance, Total	[3]	9,703		8,013
Unpaid principal balance		17,683		11,513
Related allowance for credit losses		3,939		3,619
Commercial [Member] | Domestic [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		798,605		875,977
Recorded loan balance, Not requiring an allowance for credit losses	[2]	174,397		187,738
Recorded loan balance, Total	[3]	973,002		1,063,715
Unpaid principal balance		1,011,187		1,107,203
Related allowance for credit losses		481,924		608,122
Commercial [Member] | Domestic [Member] | Manufacturing [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		465,650		555,009
Recorded loan balance, Not requiring an allowance for credit losses	[2]	38,861		39,587
Recorded loan balance, Total	[3]	504,511		594,596
Unpaid principal balance		510,778		602,038
Related allowance for credit losses		264,592		411,787
Commercial [Member] | Domestic [Member] | Construction [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		12,106		15,007
Recorded loan balance, Not requiring an allowance for credit losses	[2]	7,600		9,068
Recorded loan balance, Total	[3]	19,706		24,075
Unpaid principal balance		20,515		24,907
Related allowance for credit losses		8,221		9,107
Commercial [Member] | Domestic [Member] | Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		48,164		53,048
Recorded loan balance, Not requiring an allowance for credit losses	[2]	25,540		30,274
Recorded loan balance, Total	[3]	73,704		83,322
Unpaid principal balance		79,420		90,797
Related allowance for credit losses		12,289		14,987
Commercial [Member] | Domestic [Member] | Services [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		41,362		48,304
Recorded loan balance, Not requiring an allowance for credit losses	[2]	20,071		23,162
Recorded loan balance, Total	[3]	61,433		71,466
Unpaid principal balance		65,892		78,097
Related allowance for credit losses		28,420		31,074
Commercial [Member] | Domestic [Member] | Wholesale and Retail [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		149,155		160,422
Recorded loan balance, Not requiring an allowance for credit losses	[2]	50,112		53,760
Recorded loan balance, Total	[3]	199,267		214,182
Unpaid principal balance		209,028		224,141
Related allowance for credit losses		107,728		115,673
Commercial [Member] | Domestic [Member] | Banks and Other Financial Institutions [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		1,634		1,836
Recorded loan balance, Not requiring an allowance for credit losses	[2]	27		607
Recorded loan balance, Total	[3]	1,661		2,443
Unpaid principal balance		1,661		2,443
Related allowance for credit losses		1,354		1,674
Commercial [Member] | Domestic [Member] | Communication and Information Services [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		19,999		14,166
Recorded loan balance, Not requiring an allowance for credit losses	[2]	8,254		10,652
Recorded loan balance, Total	[3]	28,253		24,818
Unpaid principal balance		29,661		26,641
Related allowance for credit losses		16,303		10,565
Commercial [Member] | Domestic [Member] | Other Industries [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		47,146		10,714
Recorded loan balance, Not requiring an allowance for credit losses	[2]	7,934		5,806
Recorded loan balance, Total	[3]	55,080		16,520
Unpaid principal balance		56,503		17,403
Related allowance for credit losses		38,546		7,226
Commercial [Member] | Domestic [Member] | Consumer [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		13,389		17,471
Recorded loan balance, Not requiring an allowance for credit losses	[2]	15,998		14,822
Recorded loan balance, Total	[3]	29,387		32,293
Unpaid principal balance		37,729		40,736
Related allowance for credit losses		4,471		6,029
Commercial [Member] | Foreign-excluding MUAH and Krungsri [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		141,967		262,887
Recorded loan balance, Not requiring an allowance for credit losses	[2]	43,722		23,019
Recorded loan balance, Total	[3]	185,689		285,906
Unpaid principal balance		211,938		309,975
Related allowance for credit losses		70,803		164,682
Residential [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		113,729		120,465
Recorded loan balance, Not requiring an allowance for credit losses	[2]	6,130		6,557
Recorded loan balance, Total	[3]	119,859		127,022
Unpaid principal balance		145,237		154,006
Related allowance for credit losses		26,785		46,971
Accrual TDRs included in impaired loans		45,957		50,213
Card [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		69,440		71,849
Recorded loan balance, Not requiring an allowance for credit losses	[2]	408		462
Recorded loan balance, Total	[3]	69,848		72,311
Unpaid principal balance		77,497		80,392
Related allowance for credit losses		20,457		20,523
Accrual TDRs included in impaired loans		30,467		32,564
MUAH [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		50,796		77,160
Recorded loan balance, Not requiring an allowance for credit losses	[2]	29,304		16,292
Recorded loan balance, Total	[3]	80,100		93,452
Unpaid principal balance		92,992		113,414
Related allowance for credit losses		9,957		19,173
Accrual TDRs included in impaired loans		35,667		24,708
Krungsri [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		56,160		44,679
Recorded loan balance, Not requiring an allowance for credit losses	[2]	21,949		20,752
Recorded loan balance, Total	[3]	78,109		65,431
Unpaid principal balance		85,136		71,075
Related allowance for credit losses		28,412		19,118
Accrual TDRs included in impaired loans		¥ 24,428		¥ 23,588

[1]	In addition to impaired loans presented in the above table, there were impaired loans held for sale of ¥9,879 million and ¥21,585 million at March 31, 2017 and September 30, 2017, respectively.
[2]	These loans do not require an allowance for credit losses because the recorded loan balance equals, or does not exceed, the present value of expected future cash flows discounted at the loans' effective interest rate, loans' observable market price, or the fair value of the collateral if the loan is a collateral-dependent loan.
[3]	Included in impaired loans at March 31, 2017 and September 30, 2017 are accrual TDRs as follows: ¥688,746 million and ¥574,719 million-Commercial; ¥50,213 million and ¥45,957 million-Residential; ¥32,564 million and ¥30,467 million-Card; ¥24,708 million and ¥35,667 million-MUAH; and ¥23,588 million and ¥24,428 million-Krungsri, respectively.
[4]	For the six months ended September 30, 2016, lease receivables of ¥51 million and ¥62 million in the Krungsri segment, which were accrual TDRs and nonaccrual TDRs, respectively, are excluded from the additions of accrual TDRs and other impaired loans, respectively, and the related ending balances of such TDRs amounting to ¥3,141 million and ¥772 million, are also excluded from the balance of accrual TDRs and other impaired loans, respectively, as of September 30, 2016. For the six months ended September 30, 2017, lease receivables of ¥880 million and ¥70 million in the Krungsri segment, which were accrual TDRs and nonaccrual TDRs, respectively, are excluded from the additions of accrual TDRs and other impaired loans, respectively, and the related ending balances of such TDRs amounting to ¥4,644 million and ¥628 million, are also excluded from the balance of accrual TDRs and other impaired loans, respectively, as of September 30, 2017.